Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases
31.
Leases

The Company leases space for its corporate offices under renewed operating lease agreements for a term of three and five years, counted as of June 2021 and March 2022, and will end in September 2026. The monthly rent to pay was Ps.1,435. Base rent is subject to increases in accordance with the INPC and the CPI.

The expense in pesos for income amounted was Ps.20,940, Ps.25,859 and Ps.27,537, for December 31, 2023, 2024 and 2025, respectively.

In addition to the rent described above, the Company has entered into other contracts for the rental of other assets, the amounts of which are not material.

– Leases as lessor

a)
The Company receives payments from the leasing of spaces inside the commercial area of the airports, which have been classified as operating leases. The future minimum lease payments associated with such non-cancelable in Mexico leases is as follows:

	2023		2024		2025
Less than one year	Ps.	2,122,505	Ps.	2,494,023	Ps.	2,745,628
One to two years		1,607,033		1,870,248		2,064,580
Two to three years		1,041,070		1,390,463		886,345
Three to four years		724,253		505,451		427,301
Four to five years		190,564		238,339		209,586
More than five years		144,767		142,567		469,442
	Ps.	5,830,192	Ps.	6,641,091	Ps.	6,802,882

b)
Future minimum rental payments under non-cancellable leases in MBJA and PACKAL are as shown in the following table (in thousands of USD Dollars):

	2023		2024		2025
Less than one year	USD$	14,432	USD$	23,403	USD$	18,933
One to two years		13,974		18,670		17,406
Two to three years		12,835		5,781		5,437
Three to four years		4,302		268		4,079
Four to five years		157		146		4,079
More than five years		-		195		12,207
	USD$	45,700	USD$	48,463	USD$	62,141

During the years ended December 31, 2023, 2024 and 2025, the Company recognized income from leasing activities of Ps.4,542,719, Ps.4,963,458 and Ps.6,641,091, respectively, as part of the unregulated revenues in the consolidated statements of profit or loss and other comprehensive income.

Future minimum rentals do not include the contingent rentals that may be paid under certain commercial leases on the basis of a percentage of the lessee’s monthly revenues in excess of the monthly minimum guaranteed rent. Contingent rentals for the years ended December 31, 2023, 2024 and 2025 are disclosed under the caption “Revenues from sharing of commercial activities” in Note 20.